LONG-TERM DEBT - SCHEDULE OF DEBT INSTRUMENT REDEMPTION (Details) - Senior Notes	12 Months Ended
Dec. 31, 2016
6.375% Senior Notes due June 1, 2024 (the 2016 Match Group Senior Notes); interest payable each June 1 and December 1, which commenced on December 1, 2016 | Redemption, Period One
Debt Instrument
Redemption percentage	104.781%
6.375% Senior Notes due June 1, 2024 (the 2016 Match Group Senior Notes); interest payable each June 1 and December 1, which commenced on December 1, 2016 | Redemption, Period Two
Debt Instrument
Redemption percentage	103.188%
6.375% Senior Notes due June 1, 2024 (the 2016 Match Group Senior Notes); interest payable each June 1 and December 1, which commenced on December 1, 2016 | Redemption, Period Three
Debt Instrument
Redemption percentage	101.594%
6.375% Senior Notes due June 1, 2024 (the 2016 Match Group Senior Notes); interest payable each June 1 and December 1, which commenced on December 1, 2016 | Redemption, Period Four
Debt Instrument
Redemption percentage	100.00%
6.75% Senior Notes due December 15, 2022 (the 2015 Match Group Senior Notes); interest payable each June 15 and December 15, which commenced on June 15, 2016 | Redemption, Period One
Debt Instrument
Redemption percentage	102.375%
6.75% Senior Notes due December 15, 2022 (the 2015 Match Group Senior Notes); interest payable each June 15 and December 15, which commenced on June 15, 2016 | Redemption, Period Two
Debt Instrument
Redemption percentage	101.583%
6.75% Senior Notes due December 15, 2022 (the 2015 Match Group Senior Notes); interest payable each June 15 and December 15, which commenced on June 15, 2016 | Redemption, Period Three
Debt Instrument
Redemption percentage	100.792%
6.75% Senior Notes due December 15, 2022 (the 2015 Match Group Senior Notes); interest payable each June 15 and December 15, which commenced on June 15, 2016 | Redemption, Period Four
Debt Instrument
Redemption percentage	100.00%
4.875% Senior Notes due November 30, 2018 (the 2013 Senior Notes); interest payable each May 30 and November 30, which commenced on May 30, 2014 | Redemption, Period One
Debt Instrument
Redemption percentage	101.625%
4.875% Senior Notes due November 30, 2018 (the 2013 Senior Notes); interest payable each May 30 and November 30, which commenced on May 30, 2014 | Redemption, Period Two
Debt Instrument
Redemption percentage	100.00%